Document And Entity Information	Feb. 10, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2020
Entity Registrant Name	ALLERGAN PLC
Entity Central Index Key	0001578845
Entity Emerging Growth Company	false
Entity File Number	001-36867
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1114402
Entity Address, Address Line One	Clonshaugh Business and Technology Park
Entity Address, Address Line Two	Coolock
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D17 E400
City Area Code	862
Local Phone Number	261-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Title of each class	Ordinary Share, par value $0.0001 per share
Trading Symbol(s)	AGN
Name of each exchange on which registered	NYSE
Floating Rate Notes Due 2020 [Member]
Document And Entity Information [Line Items]
Title of each class	Floating rate notes due 2020
Trading Symbol(s)	AGN20A
Name of each exchange on which registered	NYSE
M 0.500 Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Title of each class	0.500% notes due 2021
Trading Symbol(s)	AGN21
Name of each exchange on which registered	NYSE
M1500 Notes Due2023
Document And Entity Information [Line Items]
Title of each class	1.500% notes due 2023
Trading Symbol(s)	AGN23A
Name of each exchange on which registered	NYSE
M 1.250 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Title of each class	1.250% notes due 2024
Trading Symbol(s)	AGN24A
Name of each exchange on which registered	NYSE
M 2.625 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Title of each class	2.625% notes due 2028
Trading Symbol(s)	AGN28
Name of each exchange on which registered	NYSE
M 2.125 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Title of each class	2.125% notes due 2029
Trading Symbol(s)	AGN29
Name of each exchange on which registered	NYSE